Description of Organization and Business Operations (Q2) (Details) - USD ($)					1 Months Ended				3 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
	Mar. 10, 2023	Aug. 16, 2022	Dec. 31, 2021	Dec. 22, 2021	Apr. 27, 2023	Mar. 22, 2023	Aug. 16, 2022	Dec. 22, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Apr. 30, 2021
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)														5,175,000
Common stock, par value (in Dollars per share)			$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Price per share (in Dollars per share)				$ 10.1				$ 10.1					$ 11.5
Sold at a price per Unit (in Dollars per share)				$ 10				$ 10						$ 0.005
Generating gross proceeds				$ 189,750,000				$ 189,750,000				$ 7,347,500
Warrants issued (in Shares)													17,404,250
Warrants price per share (in Dollars per share)					$ 1						$ 1		$ 1
Transaction costs											$ 7,959,726		$ 7,959,726
Underwriting discount amount											3,450,000		3,450,000
Representative's shares cost											3,570,576
Representative's warrants cost									$ 259,527		259,527
Other offering costs									$ 679,623		$ 679,623		$ 258,548
Fair market value percentage									80.00%		80.00%		80.00%
Public offering amount												186,300,000
Operating bank account								$ 741,228
Maturity days				185 days				185 days
Public shares percentage				100.00%
Dissolution expenses											$ 100,000
Net tangible assets											5,000,001		5,000,001
Cash			$ 741,228						$ 5,811		5,811	$ 741,228	193,486
Working capital deficit									2,449,885		2,449,885
Capital contribution											25,000		25,000
Unsecured promissory note											204,841		204,841
Convertible Working Capital					$ 1,200,000								200,000
Outstanding principal amount					$ 369,589
Fair value on balance sheet									310,999		310,999
Repurchase, shares percentage	100.00%
Extension payments									146,120		194,827
Total redemption payment						$ 184,845,836
Percentage of excise tax		1.00%					1.00%						1.00%
Stockholders redeemed shares (in Shares)						18,000,868
Total redeemed amount						$ 184,845,836				$ (1,848,455)
Excise tax liability									$ 1,848,455		$ 1,848,455
Shares redeemed percentage											1.00%
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)				18,975,000				18,975,000
Price per share (in Dollars per share)				$ 10.1				$ 10.1
Representative's shares cost													$ 679,623
Public offering amount				$ 191,647,500
Operating bank account			$ 741,228
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)				2,475,000				2,475,000
Warrants issued (in Shares)									697,500		697,500
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds											$ 7,347,500		$ 7,347,500
Warrants issued (in Shares)									7,347,500		7,347,500
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)									$ 10.1		$ 10.1
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)						18,000,868
Common stock, par value (in Dollars per share)				$ 0.0001				$ 0.0001
Price per share (in Dollars per share)				$ 11.5				$ 11.5	$ 10		$ 10		$ 10
Stockholders redeemed shares (in Shares)
Total redeemed amount
U.S. federal [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of excise tax		1.00%
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Outstanding voting securities percentage									50.00%		50.00%